CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

NOTE 7 –CONVERTIBLE NOTES PAYABLE

Issuance date	Principal Amount	Maturity date	Interest rate	September 30, 2024	December 31, 2023
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	10,000	10,000
February 26, 2020	$10,000	February 26, 2021	8%	10,000	10,000
March 6, 2020	$7,500	March 6, 2021	8%	7,500	7,500
March 5, 2020	$3,700	March 5, 2021	8%	5,900	5,900
March 9, 2020	$1,200	March 9, 2021	8%	1,200	1,200
March 26, 2020	$60,000	March 26, 2021	10%	60,000	60,000
March 5, 2021	$11,300	March 5, 2022	8%	11,300	11,300
July 11, 2023	$11,000	July 11, 2024	7%	11,000	11,000
August 22, 2023	$10,000	August 22, 2024	7%	10,000	10,000
November 1, 2023	$7,000	October 31, 2024	7%	7,000	7,000
April 4, 2024	$28,600	October 3, 2024	10%	28,600	-
April 23, 2024	$5,000	April 23, 2025	10%	5,000	-
May 7, 2024	$14,111	October 3, 2024	10%	14,111	-
May 8, 2024	$25,000	May 8, 2025	10%	25,000	-
May 8, 2024	$25,000	May 8, 2025	20%	25,000	-
May 17, 2024	$5,556	October 3, 2024	10%	5,556	-
May 31, 2024	$3,333	October 3, 2024	10%	3,333	-
June 5, 2024	$25,000	June 1, 2025	10%	25,000	-
June 6, 2024	$25,000	June 6, 2025	10%	25,000	-
June 7, 2024	$2,500	June 1, 2025	10%	2,500	-
June 10, 2024	$5,000	June 1, 2025	10%	5,000	-
June 11, 2024	$5,000	June 1, 2025	10%	5,000	-
June 17, 2024	$2,500	June 1, 2025	10%	2,500	-
June 27, 2024	$700	June 27, 2025	10%	700	-
July 2, 2024	$6,667	October 3, 2024	10%	6,667	-
July 29, 2024	$6,667	October 3, 2024	10%	6,667	-
August 9, 2024	$16,667	October 3, 2024	10%	16,667	-
August 14, 2024	$27,778	October 3, 2024	10%	27,778	-
July 2, 2024	$6,000	June 1, 2025	10%	6,000	-
July 3, 2024	$4,000	June 1, 2025	10%	4,000	-
July 17, 2024	$25,000	July 17, 2025	10%	25,000	-
August 22, 2024	$25,000	August 19, 2025	10%	25,000	-
				$453,979	$163,900
Less: Unamortized debt discount				(130,506)	(18,070)
Total convertible notes payable				323,473	145,830
Less: Current portion				323,473	145,830
Long-term portion				$-	$-

The components of convertible notes payable as of September 30, 2024, and December 31, 2023, were as follows:

Convertible notes payable consists of the following:

●	Terms ranging from five months to one year.
●	Annual interest rates range from 7% – 10%.
●	Convertible at the option of the holders at any time during the period of note, after maturity date or 6 months after issuance date.
●	Conversion prices is a fixed of $0.50 for certain notes. Certain notes have a conversion price of 25% and 45% discount to the operative market valuation of the Company.

During the nine months ended September 30, 2024, and 2023, the Company issued convertible notes of $290,079 and $21,000, respectively.

During the year ended December 31, 2023, the Company entered into three convertible notes with two investors for the principal amount of $28,000 in cash with an interest rate of 7% per annum. According to terms and condition of the agreement, the noteholder has the right from time to time during the period of the note to convert the unpaid principal into common stock at conversion price of 25% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date. As of the issuance date of the notes, the Company recognized the additional of new derivative of $28,000 as debt discount and $2,935 Day 1 loss on derivative. The debt discount is being amortized over the life of the note using the effective interest method (Note 8).

On April 4, 2024, the Company entered into a convertible promissory note of $100,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 55% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of October 3,2024. During the period ended September 30,2024, the Company obtained the initial consideration of $98,700 with 10% OID of $10,679 for total initial principal amount of $109,379.

During the nine months ended September 30, 2024, the Company entered into seven (7) convertible promissory notes of $180,700 with an interest rate of 10% and 20% per annum for a term of 12 months. The noteholders have the right from time to time during the period of the note to convert the unpaid principal into common stock at conversion price of 25% and 45% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date.

As of September 30, 2024, and December 31, 2023, ten (10) and eight (8) convertible notes with unpaid balance of $156,900 and $135,000 are in default, respectively

During the nine months ended September 30, 2024, and 2023, the Company recognized interest of $19,988 and $9,275, amortization debt discount of $165,809 and $3,500, respectively.

As of September 30, 2024, and December 31, 2023, the Company had convertible notes payable of $453,979 and $163,900, unamortized debt discount of $130,506 and $18,070 and accrued interest of $66,322 and $46,335, respectively.

NOTE 7 –CONVERTIBLE NOTES PAYABLE

Issuance date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	10,000	10,000
February 26, 2020	$10,000	February 26, 2021	8%	10,000	10,000
March 6, 2020	$7,500	March 6, 2021	8%	7,500	7,500
March 5, 2020	$3,700	March 5, 2021	8%	5,900	5,900
March 9, 2020	$1,200	March 9, 2021	8%	1,200	1,200
March 26, 2020	$60,000	March 26, 2021	10%	60,000	60,000
March 5, 2021	$11,300	March 5, 2022	8%	11,300	11,300
July 11, 2023	$11,000	July 11, 2024	7%	11,000	-
August 22, 2023	$10,000	August 22, 2024	7%	10,000	-
November 1, 2023	$7,000	October 31, 2024	7%	7,000	-

				$163,900	$135,900
Less: Unamortized debt discount				(18,070)	-
Total convertible notes payable				145,830	135,900
Less: Current portion				145,830	135,900
Long-term portion				$-	$-

The components of convertible notes payable as of September 30,2023 and December 31,2022 were as follows:

Convertible notes payable consists of the following:

●	Terms ranging from one year to two years.

●	Annual interest rates range from 7% – 10%.
●	Convertible at the option of the holders at any time during the period of note, after maturity date or 6 months after issuance date.
●	Conversion prices is a fixed conversion price of $ 0.50. Certain notes have a conversion price of 25% discount to the operative market valuation of the Company.

During the year ended year ended December 31,2022, the Company entered into an agreement with an employee to finance $100,000 by paying the Company’s operating expenses on behalf of the Company, with non -interest bearing, due on demand and convertible in common stock at $1 per share. During the year ended December 31, 2022, the Company received $101,241 and repaid $101,241 by issuance of 101,241 shares of common stock.

During the year ended December 31,2023, the Company entered into three convertible notes with two investors for the principal amount of $28,000 in cash with interest rate of 7% for one year. According to terms and condition of the agreement, the noteholder has the right from time to time during the period of the note to convert the unpaid principal into common stock at conversion price of 25% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date.

As of the issuance date of the notes, the Company recognized the additional of new derivative of $28,000 as debt discount and $2,935 Day 1 loss on derivative. The debt discount is being amortized over the life of the note using the effective interest method (Note 8).

During the years ended December 31,2023 and 2022, the Company recorded interest of $12,769 and $12,072, amortization debt discount of $9,930 and $0, respectively.